Debt - Narrative (Detail) - USD ($)						3 Months Ended	12 Months Ended
		Nov. 17, 2017	Nov. 16, 2017	Feb. 02, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt							$ 65,000,000	$ 816,000,000	$ 0
Amount of difference between fair value and book value						$ 22,000,000	$ 20,000,000	22,000,000
Weighted average interest rate on borrowings						3.50%	4.47%
Interest paid, net of interest received							$ 69,000,000	7,000,000	$ 1,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility borrowings						$ 0	75,000,000	0
Credit Agreements
Debt Instrument [Line Items]
Allowable annual dividend payment under credit agreement					$ 50,000,000
Outstanding letters of credit							$ 53,000,000
Credit Agreements | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, interest payment terms							At least quarterly (from December 31, 2016)
Debt instrument, frequency of periodic interest payment							quarterly
Debt instrument, maturity date							Sep. 30, 2021
Debt instrument, principal amount					$ 400,000,000
Credit Agreements | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate					1.75%
Credit Agreements | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate					2.25%
Credit Agreements | Revolving Credit Facility | LIBOR Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate					2.75%
Credit Agreements | Revolving Credit Facility | LIBOR Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate					3.25%
Foreign Facilities
Debt Instrument [Line Items]
Total amount of revolving credit agreement							$ 16,000,000
Combined Facilities
Debt Instrument [Line Items]
Credit facility borrowings							75,000,000
Senior Secured Notes
Debt Instrument [Line Items]
Senior Secured Notes					$ 450,000,000	450,000,000	$ 450,000,000	450,000,000
Debt instrument, interest rate							8.75%
Debt instrument, interest payment terms							Semi-annually on April 15 and October 15 (from April 15, 2017)
Debt instrument, frequency of periodic interest payment							Semi-annually
Debt instrument, initial date of interest payment							Apr. 15, 2017
Debt instrument, amortization terms							$450 million lump-sum at maturity
Debt instrument, maturity date							Oct. 15, 2023
Term Loan Facility due September 30, 2022
Debt Instrument [Line Items]
Debt instrument, maturity date							Sep. 30, 2022
Amortization payments paid in advance				$ 50,000,000
Credit facility borrowings	[1]					$ 353,000,000	$ 306,000,000	$ 353,000,000
Term Loan Facility due September 30, 2022 | Credit Agreements
Debt Instrument [Line Items]
Debt instrument, frequency of periodic interest payment		quarterly	quarterly
Debt instrument, maturity date		Sep. 30, 2022	Sep. 30, 2022
Debt instrument, principal amount					$ 375,000,000
LIBOR floor rate		0.75%	1.00%
LIBOR reduced floor rate		0.25%
Extinguishment of debt							65,000,000
Gain (Loss) on Extinguishment of Debt							3,000,000
Proceeds from issuance of long-term debt							$ 65,000,000
Term Loan Facility due September 30, 2022 | Credit Agreements | Quarterly Installment for First Eight Quarters
Debt Instrument [Line Items]
Debt instrument, amortize in quarterly installment		$ 13,000,000	$ 13,000,000
Term Loan Facility due September 30, 2022 | Credit Agreements | Quarterly Installment for Subsequent Quarters
Debt Instrument [Line Items]
Debt instrument, amortize in quarterly installment		$ 11,000,000	$ 11,000,000
Term Loan Facility due September 30, 2022 | Credit Agreements | Base Rate
Debt Instrument [Line Items]
Debt instrument, applicable margin rate		4.50%	5.00%
Term Loan Facility due September 30, 2022 | Credit Agreements | LIBOR Rate
Debt Instrument [Line Items]
Debt instrument, applicable margin rate		5.50%	6.00%
Debt instrument, reduce in interest rate		0.50%

[1]	The borrowings under the Term Loan Facility are subject to a variable interest rate. As of December 31, 2017 and 2016, the interest rate was 7.07% and 7.00%, respectively.